FINANCIAL STATEMENTS
ING Life Insurance and Annuity Company Variable Life Account C
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

[ING LOGO]

Thomas J. McInerney
Chief Executive Officer
ING U.S. Financial Services

The year 2002 marked one of the more tumultuous years in stock market history. We've seen our economy and political landscape be redefined and the downfall of major corporations. But while this was happening around us, we were not disheartened. It's to our credit that we can say ING experienced several key accomplishments to take us into the New Year on a positive note.

We solidified our position as a top-five player in most of our major businesses, to the satisfaction of our 14.5 million clients. We have made significant progress on integrating all of the ING businesses. The first two years after major acquisitions are the most difficult and with that milestone behind us, I believe the future will be much brighter.

Most importantly, our company is positioned for a rapid recovery when the U.S. economy and markets improve: we've streamlined our businesses; developed several new and innovative products and services; and established our place among the competition for years to come. Our employees, the backbone of our company, have made personal sacrifices over the past two years, adding their strength and support, to complete the foundation of our "new" financial services company. With a top-notch leadership team and a talented and diverse employee workforce, we are wholly focused on creating a superior customer experience.

I truly believe the worst is behind us -- both in terms of the integration and the particularly challenging economic environment. And while the markets may not rebound immediately, we will be ready to make the most of it when they do. We've already done what some companies are just starting to do. I'm very optimistic about the future, and hope you are, too. I encourage you to use the information and tools we provide to help you make sense of these volatile times and to make sure your investments reflect the right strategy for you.

As always, thank you for your loyalty and confidence in ING -- we remain dedicated to helping you achieve your financial goals.

Sincerely,

/s/ Thomas J. McInerney

Thomas J. McInerney

                     ING Life Insurance and Annuity Company
                             Variable Life Account C

                              Financial Statements

                          Year ended December 31, 2002

                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Statement of Assets and Liabilities                                            2
Statement of Operations                                                        6
Statements of Changes in Net Assets                                           10
Notes to Financial Statements                                                 15

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Life Account C (the "Account") (comprised of the Fidelity(R) VIP Equity-Income, Fidelity(R) VIP II Contrafund(R), ING JP Morgan Fleming International, ING MFS Capital Opportunities, ING MFS Research, ING Salomon Brothers Aggressive Growth, ING T. Rowe Price Growth Equity, ING VP Balanced, ING VP Bond, ING VP Growth and Income, ING VP Index Plus LargeCap, ING VP Money Market, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Income, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Growth, Janus Aspen Worldwide Growth, Oppenheimer Global Securities, and Oppenheimer Strategic Bond Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Life Account C at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                             Variable Life Account C

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                                                      ING
                                                  FIDELITY(R)     FIDELITY(R)       JPMORGAN        ING MFS
                                                  VIP EQUITY-       VIP II          FLEMING         CAPITAL
                                                    INCOME       CONTRAFUND(R)   INTERNATIONAL   OPPORTUNITIES
                                                 -------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value     $      41,454   $      35,683   $         633   $      10,633
                                                 -------------------------------------------------------------
Total assets                                            41,454          35,683             633          10,633
                                                 -------------------------------------------------------------

Net assets                                       $      41,454   $      35,683   $         633   $      10,633
                                                 =============================================================

Number of units outstanding                          3,617.307       2,604.601          68.721       1,306.269
                                                 =============================================================

Value per unit                                   $       11.46   $       13.70   $        9.21   $        8.14
                                                 =============================================================

Total number of mutual fund shares                       2,283           1,971              77             561
                                                 =============================================================

Cost of mutual fund shares                       $      50,064   $      44,213   $         642   $      15,271
                                                 =============================================================

                                                                    ING
                                                                  SALOMON         ING T.
                                                                  BROTHERS      ROWE PRICE
                                                   ING MFS       AGGRESSIVE       GROWTH        ING VP
                                                   RESEARCH        GROWTH         EQUITY       BALANCED
                                                 --------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value     $      2,350   $      3,612   $      7,167   $    47,716
                                                 --------------------------------------------------------
Total assets                                            2,350          3,612          7,167        47,716
                                                 --------------------------------------------------------

Net assets                                       $      2,350   $      3,612   $      7,167   $    47,716
                                                 ========================================================

Number of units outstanding                           278.817        499.613        762.432     3,763.055
                                                 ========================================================

Value per unit                                   $       8.43   $       7.23   $       9.40   $     12.68
                                                 ========================================================

Total number of mutual fund shares                        387            137            207         4,447
                                                 ========================================================

Cost of mutual fund shares                       $      3,183   $      4,540   $      7,981   $    57,295
                                                 ========================================================

                                                                  ING VP        ING VP
                                                   ING VP       GROWTH AND    INDEX PLUS
                                                    BOND          INCOME       LARGECAP
                                                 ---------------------------------------
ASSETS
   Investments in mutual funds at fair value     $    24,649   $    77,591   $   118,045
                                                 ---------------------------------------
Total assets                                          24,649        77,591       118,045
                                                 ---------------------------------------

Net assets                                       $    24,649   $    77,591   $   118,045
                                                 =======================================

Number of units outstanding                        1,738.304     9,215.074    10,097.946
                                                 =======================================

Value per unit                                   $     14.18   $      8.42   $     11.69
                                                 =======================================

Total number of mutual fund shares                     1,822         5,351        10,880
                                                 =======================================

Cost of mutual fund shares                       $    24,090   $   102,504   $   172,838
                                                 =======================================

SEE ACCOMPANYING NOTES.

                                                                   ING VP         ING VP
                                                    ING VP        STRATEGIC      STRATEGIC     JANUS ASPEN
                                                    MONEY        ALLOCATION     ALLOCATION     AGGRESSIVE
                                                    MARKET        BALANCED        INCOME         GROWTH
                                                 ---------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value     $      6,414   $      1,955   $      3,848   $     27,809
                                                 ---------------------------------------------------------
Total assets                                            6,414          1,955          3,848         27,809
                                                 ---------------------------------------------------------

Net assets                                       $      6,414   $      1,955   $      3,848   $     27,809
                                                 =========================================================

Number of units outstanding                           518.117        180.658        319.080      2,767.087
                                                 =========================================================

Value per unit                                   $      12.38   $      10.82   $      12.06   $      10.05
                                                 =========================================================

Total number of mutual fund shares                        492            180            347          1,756
                                                 =========================================================

Cost of  mutual fund shares                      $      6,429   $      2,186   $      4,103   $     39,685
                                                 =========================================================

                                                                                JANUS ASPEN    OPPENHEIMER    OPPENHEIMER
                                                  JANUS ASPEN    JANUS ASPEN     WORLDWIDE       GLOBAL        STRATEGIC
                                                   BALANCED        GROWTH         GROWTH       SECURITIES        BOND
                                                 ------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value     $     50,138   $     31,721   $     48,239   $      2,998   $      3,641
                                                 ------------------------------------------------------------------------
Total assets                                           50,138         31,721         48,239          2,998          3,641
                                                 ------------------------------------------------------------------------

Net assets                                       $     50,138   $     31,721   $     48,239   $      2,998   $      3,641
                                                 ========================================================================

Number of units outstanding                         3,089.205      3,134.451      4,307.061        250.914        315.519
                                                 ========================================================================

Value per unit                                   $      16.23   $      10.12   $      11.20   $      11.95   $      11.54
                                                 ========================================================================

Total number of mutual fund shares                      2,435          2,171          2,292            169            797
                                                 ========================================================================

Cost of  mutual fund shares                      $     55,601   $     50,048   $     74,094   $      3,347   $      3,579
                                                 ========================================================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                             Variable Life Account C

                             Statement of Operations

                      For the year ended December 31, 2002

                                                                  FIDELITY(R)
                                                                      VIP         FIDELITY(R)     ING JPMORGAN
                                                                    EQUITY-          VIP II          FLEMING
                                                                    INCOME       CONTRAFUND(R)    INTERNATIONAL
                                                                  ---------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                                       $       632    $         279    $           7
                                                                  ---------------------------------------------
Total investment income                                                   632              279                7

Expenses:
  Mortality and expense risk and other charges                            349              306               10
                                                                  ---------------------------------------------
Total expenses                                                            349              306               10
                                                                  ---------------------------------------------
Net investment income (loss)                                              283              (27)              (3)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                (1,210)          (1,515)            (601)
Capital gains distributions                                               861                -                -
                                                                  ---------------------------------------------
Total realized gain (loss) on investments and capital gains
  distributions                                                          (349)          (1,515)            (601)

Net unrealized appreciation (depreciation) of investments              (7,751)          (2,307)             329
                                                                  ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $    (7,817)   $      (3,849)   $        (275)
                                                                  =============================================

                                                                                              ING SALOMON
                                                                     ING MFS                    BROTHERS      ING T. ROWE
                                                                     CAPITAL       ING MFS     AGGRESSIVE     PRICE GROWTH
                                                                  OPPORTUNITIES    RESEARCH      GROWTH          EQUITY
                                                                  --------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                                       $           -    $      5    $         -    $         14
                                                                  --------------------------------------------------------
Total investment income                                                       -           5              -              14

Expenses:
  Mortality and expense risk and other charges                               93          19             36              57
                                                                  --------------------------------------------------------
Total expenses                                                               93          19             36              57
                                                                  --------------------------------------------------------
Net investment income (loss)                                                (93)        (14)           (36)            (43)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                  (4,347)       (404)        (1,625)           (377)
Capital gains distributions                                                   -           -              -               -
                                                                  --------------------------------------------------------
Total realized gain (loss) on investments and capital gains
  distributions                                                          (4,347)       (404)        (1,625)           (377)

Net unrealized appreciation (depreciation) of investments                   376        (236)          (195)         (1,409)
                                                                  --------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $      (4,064)   $   (654)   $    (1,856)   $     (1,829)
                                                                  ========================================================

                                                                                              ING VP
                                                                   ING VP                   GROWTH AND
                                                                  BALANCED    ING VP BOND     INCOME
                                                                  ------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                                       $    448    $       743   $      848
                                                                  ------------------------------------
Total investment income                                                448            743          848

Expenses:
  Mortality and expense risk and other charges                         373            147          638
                                                                  ------------------------------------
Total expenses                                                         373            147          638
                                                                  ------------------------------------
Net investment income (loss)                                            75            596          210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             (2,733)           235      (10,287)
Capital gains distributions                                              -             79            -
                                                                  ------------------------------------
Total realized gain (loss) on investments and capital gains
  distributions                                                     (2,733)           314      (10,287)

Net unrealized appreciation (depreciation) of investments           (2,288)           482      (11,936)
                                                                  ------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (4,946)   $     1,392   $  (22,013)
                                                                  ====================================

SEE ACCOMPANYING NOTES.

                                                                                                       ING VP
                                                                                      ING VP          STRATEGIC
                                                                  ING VP INDEX        MONEY          ALLOCATION
                                                                  PLUS LARGECAP       MARKET          BALANCED
                                                                  ----------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                                     $         280    $         243    $         47
                                                                  ----------------------------------------------
Total investment income                                                     280              243              47

Expenses:
  Mortality and expense risk and other charges                            1,016               54              12
                                                                  ----------------------------------------------
Total expenses                                                            1,016               54              12
                                                                  ----------------------------------------------
Net investment income (loss)                                               (736)             189              35

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                  (7,713)             (18)            (41)
Capital gains distributions                                                   -                -               -
                                                                  ----------------------------------------------
Total realized gain (loss) on investments and capital gains
  distributions                                                          (7,713)             (18)            (41)

Net unrealized appreciation (depreciation) of investments               (21,449)            (122)           (230)
                                                                  ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $     (29,898)   $          49    $       (236)
                                                                  ==============================================

                                                                     ING VP
                                                                    STRATEGIC      JANUS ASPEN
                                                                   ALLOCATION       AGGRESSIVE    JANUS ASPEN    JANUS ASPEN
                                                                     INCOME           GROWTH       BALANCED        GROWTH
                                                                  ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                                     $         113    $         -    $     1,200    $         -
                                                                  ----------------------------------------------------------
Total investment income                                                     113              -          1,200              -

Expenses:
  Mortality and expense risk and other charges                               33            232            385            280
                                                                  ----------------------------------------------------------
Total expenses                                                               33            232            385            280
                                                                  ----------------------------------------------------------
Net investment income (loss)                                                 80           (232)           815           (280)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                    (156)       (15,981)        (2,164)        (5,655)
Capital gains distributions                                                   -              -              -              -
                                                                  ----------------------------------------------------------
Total realized gain (loss) on investments and capital gains
  distributions                                                            (156)       (15,981)        (2,164)        (5,655)

Net unrealized appreciation (depreciation) of investments                   (74)         7,176         (2,058)        (4,463)
                                                                  ----------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $        (150)   $    (9,037)   $    (3,407)   $   (10,398)
                                                                  ==========================================================

                                                                  JANUS ASPEN    OPPENHEIMER
                                                                   WORLDWIDE       GLOBAL        OPPENHEIMER
                                                                    GROWTH       SECURITIES     STRATEGIC BOND
                                                                  --------------------------------------------
NET INVESTMENT INCOME (LOSS)
  Income:
    Dividends                                                     $       483    $        13    $          210
                                                                  --------------------------------------------
Total investment income                                                   483             13               210

Expenses:
  Mortality and expense risk and other charges                            420             24                25
                                                                  --------------------------------------------
Total expenses                                                            420             24                25
                                                                  --------------------------------------------
Net investment income (loss)                                               63            (11)              185

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                (6,995)          (266)              (35)
Capital gains distributions                                                 -              -                 -
                                                                  --------------------------------------------

Total realized gain (loss) on investments and capital gains
  distributions                                                        (6,995)          (266)              (35)

Net unrealized appreciation (depreciation) of investments              (7,889)          (462)               54
                                                                  --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   (14,821)   $      (739)   $          204
                                                                  ============================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                             Variable Life Account C

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                                      FIDELITY(R)     FIDELITY(R)     ING JPMORGAN
                                                                      VIP EQUITY-        VIP II          FLEMING
                                                                        INCOME       CONTRAFUND(R)    INTERNATIONAL
                                                                      ---------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $    31,756    $      20,635    $         916

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                777            1,098              213
  Net realized gain (loss) on investments and capital gains
    distributions                                                            (793)            (442)            (235)
  Net unrealized appreciation (depreciation) of investments                (7,562)           1,153             (240)
                                                                      ---------------------------------------------
  Net increase (decrease) in net assets resulting from operations          (7,578)           1,809             (262)

Changes from principal transactions:
  Total unit transactions                                                  15,963           12,050              638
                                                                      ---------------------------------------------
  Increase (decrease) in assets derived from principal transactions        15,963           12,050              638
                                                                      ---------------------------------------------
Total increase (decrease)                                                   8,385           13,859              376
                                                                      ---------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                            40,141           34,494            1,292

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                283              (27)              (3)
  Net realized gain (loss) on investments and capital gains
    distributions                                                            (349)          (1,515)            (601)
  Net unrealized appreciation (depreciation) of investments                (7,751)          (2,307)             329
                                                                      ---------------------------------------------
  Net increase (decrease) in net assets resulting from operations          (7,817)          (3,849)            (275)

Changes from principal transactions:
  Total unit transactions                                                   9,130            5,038             (384)
                                                                      ---------------------------------------------
  Increase (decrease) in assets derived from principal transactions         9,130            5,038             (384)
                                                                      ---------------------------------------------
Total increase (decrease)                                                   1,313            1,189             (659)
                                                                      ---------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $    41,454    $      35,683    $         633
                                                                      =============================================

                                                                                                   ING SALOMON
                                                                         ING MFS                    BROTHERS      ING T. ROWE
                                                                         CAPITAL       ING MFS     AGGRESSIVE     PRICE GROWTH
                                                                      OPPORTUNITIES    RESEARCH      GROWTH         EQUITY
                                                                      --------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $       8,891    $    987    $     2,475    $      1,290

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                1,926         425            197             258
  Net realized gain (loss) on investments and capital gains
    distributions                                                              (981)       (282)          (802)           (381)
  Net unrealized appreciation (depreciation) of investments                  (3,666)       (510)           (86)            676
                                                                      --------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations            (2,721)       (367)          (691)            553

Changes from principal transactions:
  Total unit transactions                                                     4,979       1,567          2,367           5,075
                                                                      --------------------------------------------------------
  Increase (decrease) in assets derived from principal transactions           4,979       1,567          2,367           5,075
                                                                      --------------------------------------------------------
Total increase (decrease)                                                     2,258       1,200          1,676           5,628
                                                                      --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                              11,149       2,187          4,151           6,918

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                  (93)        (14)           (36)            (43)
  Net realized gain (loss) on investments and capital gains
    distributions                                                            (4,347)       (404)        (1,625)           (377)
  Net unrealized appreciation (depreciation) of investments                     376        (236)          (195)         (1,409)
                                                                      --------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations            (4,064)       (654)        (1,856)         (1,829)

Changes from principal transactions:
  Total unit transactions                                                     3,548         817          1,317           2,078
                                                                      --------------------------------------------------------
  Increase (decrease) in assets derived from principal transactions           3,548         817          1,317           2,078
                                                                      --------------------------------------------------------
Total increase (decrease)                                                      (516)        163           (539)            249
                                                                      --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $      10,633    $  2,350    $     3,612    $      7,167
                                                                      ========================================================

                                                                                               ING VP
                                                                       ING VP      ING VP    GROWTH AND
                                                                      BALANCED      BOND       INCOME
                                                                      ---------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $ 32,835    $  7,850   $   52,669

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           1,968         659           17
  Net realized gain (loss) on investments and capital gains
    distributions                                                       (1,281)        100       (9,912)
  Net unrealized appreciation (depreciation) of investments             (2,348)         16       (1,434)
                                                                      ---------------------------------
  Net increase (decrease) in net assets resulting from operations       (1,661)        775      (11,329)

Changes from principal transactions:
  Total unit transactions                                               11,349       4,961       28,148
                                                                      ---------------------------------
  Increase (decrease) in assets derived from principal transactions     11,349       4,961       28,148
                                                                      ---------------------------------
Total increase (decrease)                                                9,688       5,736       16,819
                                                                      ---------------------------------
NET ASSETS AT DECEMBER 31, 2001                                         42,523      13,586       69,488

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              75         596          210
  Net realized gain (loss) on investments and capital gains
    distributions                                                       (2,733)        314      (10,287)
  Net unrealized appreciation (depreciation) of investments             (2,288)        482      (11,936)
                                                                      ---------------------------------
  Net increase (decrease) in net assets resulting from operations       (4,946)      1,392      (22,013)

Changes from principal transactions:
  Total unit transactions                                               10,139       9,671       30,116
                                                                      ---------------------------------
  Increase (decrease) in assets derived from principal transactions     10,139       9,671       30,116
                                                                      ---------------------------------
Total increase (decrease)                                                5,193      11,063        8,103
                                                                      ---------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $ 47,716    $ 24,649   $   77,591
                                                                      =================================

SEE ACCOMPANYING NOTES.

                                                                                                      ING VP
                                                                                        ING VP       STRATEGIC
                                                                      ING VP INDEX      MONEY       ALLOCATION
                                                                      PLUS LARGECAP     MARKET       BALANCED
                                                                      -----------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $     109,696    $  5,409    $         40

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                3,938         261               1
  Net realized gain (loss) on investments and capital gains
    distributions                                                            (4,017)         (3)             (5)
  Net unrealized appreciation (depreciation) of investments                 (17,659)        (80)              -
                                                                      -----------------------------------------
  Net increase (decrease) in net assets resulting from operations           (17,738)        178              (4)

Changes from principal transactions:
  Total unit transactions                                                    30,877         729              50
                                                                      -----------------------------------------
  Increase (decrease) in assets derived from principal transactions          30,877         729              50
                                                                      -----------------------------------------
Total increase (decrease)                                                    13,139         907              46
                                                                      -----------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                             122,835       6,316              86

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                 (736)        189              35
  Net realized gain (loss) on investments and capital gains
    distributions                                                            (7,713)        (18)            (41)
  Net unrealized appreciation (depreciation) of investments                 (21,449)       (122)           (230)
                                                                      -----------------------------------------
  Net increase (decrease) in net assets resulting from operations           (29,898)         49            (236)

Changes from principal transactions:
  Total unit transactions                                                    25,108          49           2,105
                                                                      -----------------------------------------
  Increase (decrease) in assets derived from principal transactions          25,108          49           2,105
                                                                      -----------------------------------------
Total increase (decrease)                                                    (4,790)         98           1,869
                                                                      -----------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $     118,045    $  6,414    $      1,955
                                                                      =========================================

                                                                         ING VP
                                                                        STRATEGIC     JANUS ASPEN
                                                                       ALLOCATION      AGGRESSIVE    JANUS ASPEN    JANUS ASPEN
                                                                         INCOME          GROWTH       BALANCED        GROWTH
                                                                      ---------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $      3,214    $    26,046    $    26,728    $    32,292

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                 140           (214)           681           (192)
  Net realized gain (loss) on investments and capital gains
    distributions                                                              (29)        (5,373)          (379)        (1,182)
  Net unrealized appreciation (depreciation) of investments                   (216)        (6,827)        (1,739)        (8,062)
                                                                      ---------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations             (105)       (12,414)        (1,437)        (9,436)

Changes from principal transactions:
  Total unit transactions                                                    1,500         13,924         14,550         11,217
                                                                      ---------------------------------------------------------
  Increase (decrease) in assets derived from principal transactions          1,500         13,924         14,550         11,217
                                                                      ---------------------------------------------------------
Total increase (decrease)                                                    1,395          1,510         13,113          1,781
                                                                      ---------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                              4,609         27,556         39,841         34,073

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                  80           (232)           815           (280)
  Net realized gain (loss) on investments and capital gains
    distributions                                                             (156)       (15,981)        (2,164)        (5,655)
  Net unrealized appreciation (depreciation) of investments                    (74)         7,176         (2,058)        (4,463)
                                                                      ---------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations             (150)        (9,037)        (3,407)       (10,398)

Changes from principal transactions:
  Total unit transactions                                                     (611)         9,290         13,704          8,046
                                                                      ---------------------------------------------------------
  Increase (decrease) in assets derived from principal transactions           (611)         9,290         13,704          8,046
                                                                      ---------------------------------------------------------
Total increase (decrease)                                                     (761)           253         10,297         (2,352)
                                                                      ---------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $      3,848    $    27,809    $    50,138    $    31,721
                                                                      =========================================================

                                                                      JANUS ASPEN    OPPENHEIMER   OPPENHEIMER
                                                                       WORLDWIDE       GLOBAL       STRATEGIC
                                                                        GROWTH       SECURITIES       BOND
                                                                      ----------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $    43,537    $      575    $     1,375

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (144)           97             85
  Net realized gain (loss) on investments and capital gains
    distributions                                                          (2,938)         (227)           (38)
  Net unrealized appreciation (depreciation) of investments                (8,141)          115             31
                                                                      ----------------------------------------
  Net increase (decrease) in net assets resulting from operations         (11,223)          (15)            78

Changes from principal transactions:
  Total unit transactions                                                  17,879         1,690          1,011
                                                                      ----------------------------------------
  Increase (decrease) in assets derived from principal transactions        17,879         1,690          1,011
                                                                      ----------------------------------------
Total increase (decrease)                                                   6,656         1,675          1,089
                                                                      ----------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                            50,193         2,250          2,464

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                 63           (11)           185
  Net realized gain (loss) on investments and capital gains
    distributions                                                          (6,995)         (266)           (35)
  Net unrealized appreciation (depreciation) of investments                (7,889)         (462)            54
                                                                      ----------------------------------------
  Net increase (decrease) in net assets resulting from operations         (14,821)         (739)           204

Changes from principal transactions:
  Total unit transactions                                                  12,867         1,487            973
                                                                      ----------------------------------------
  Increase (decrease) in assets derived from principal transactions        12,867         1,487            973
                                                                      ----------------------------------------
Total increase (decrease)                                                  (1,954)          748          1,177
                                                                      ----------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $    48,239    $    2,998    $     3,641
                                                                      ========================================

SEE ACCOMPANYING NOTES.

                       This page intentionally left blank.

                     ING Life Insurance and Annuity Company
                             Variable Life Account C

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Life Account C (the "Account") was established by ING Life Insurance and Annuity Company, formerly Aetna Life Insurance and Annuity Company ("ILIAC" or the "Company"), to support the operations of variable life insurance certificates ("Certificates"). ILIAC is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in the Netherlands.

The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Certificates by crediting annuity considerations to one or more investment divisions within the Account, as directed by the Certificate holders. The portion of the Account's assets applicable to Certificates will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had, under NYSUT Individual Life Certificates, twenty investment divisions (the "Divisions"), eight of which invest in independently managed mutual funds and twelve of which invest in mutual funds advised by an affiliate, either ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of the various investment trusts (the "Trusts"). Investment Divisions and related Trusts at December 31, 2002 are as follows:

Fidelity(R) Variable Insurance Products Fund:
- Fidelity(R) VIP Equity-Income Portfolio - Initial Class Fidelity(R) Variable Insurance Products Fund II:
-    Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class
ING Partners, Inc.:
-    ING JPMorgan Fleming International Portfolio - Initial Class
-    ING MFS Capital Opportunities Portfolio - Initial Class
-    ING MFS Research Portfolio - Initial Class
-    ING Salomon Brothers Aggressive Growth Portfolio - I Class
-    ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING Variable Portfolios, Inc.:
-    ING VP Balanced Portfolio, Inc. - Class R
-    ING VP Bond Portfolio - Class R
-    ING VP Growth and Income Portfolio - Class R
-    ING VP Index Plus LargeCap Portfolio - Class R
-    ING VP Money Market Portfolio - Class R
-    ING VP Strategic Allocation Balanced Portfolio - Class R
-    ING VP Strategic Allocation Income Portfolio - Class R
Janus Aspen Series:
-    Janus Aspen Aggressive Growth Portfolio - Institutional Shares
-    Janus Aspen Balanced Portfolio - Institutional Shares
-    Janus Aspen Growth Portfolio - Institutional Shares
- Janus Aspen Worldwide Growth Portfolio - Institutional Shares Oppenheimer Variable Account Funds:
-    Oppenheimer Global Securities Fund/VA
-    Oppenheimer Strategic Bond Fund/VA

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

                CURRENT NAME                            FORMER NAME
--------------------------------------------------------------------------------
   ING JPMorgan Fleming International       PPI Scudder International Growth
   ING MFS Capital Opportunities            PPI MFS Capital Opportunities
   ING MFS Research                         PPI MFS Research
   ING Salomon Brothers Aggressive Growth   PPI MFS Emerging Equities
   ING T. Rowe Price Growth Equity          PPI T. Rowe Price Growth Equity
   ING Balanced                             Aetna Balanced
   ING Bond                                 Aetna Bond
   ING Government                           Aetna Government
   ING Growth and Income                    Aetna Growth and Income
   ING Index Plus LargeCap                  Aetna Index Plus Large Cap
   ING International Growth                 Aetna International
   ING Money Market                         Aetna Money Market
   ING Strategic Allocation Balanced        Aetna Crossroads
   ING Strategic Allocation Income          Aetna Legacy

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemption's of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the date of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Certificate holders are excluded in the determination of the federal income tax liability of ILIAC.

POLICYHOLDER RESERVES

Policyholder reserves are presented as Net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

3. CHARGES AND FEES

Under the terms of the Certificates, certain charges are allocated to the Certificates to cover ILIAC's expenses in connection with the issuance and administration of the Certificates. Following is a summary of these charges:

MONTHLY DEDUCTIONS

The monthly deduction includes the cost of insurance, a Certificate fee, and any charges for supplemental benefits.

The cost of insurance charge is equal to the Certificate's amount at risk on the monthly deduction day multiplied by a cost of insurance rate. The cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, smoker or non-smoker ("1980 Tables"), or "standard risk" insureds. For "substandard risk" insureds, the rates may be higher than those in the 1980 Tables.

The monthly deduction also includes a Certificate fee of $14 per month during the first Certificate year, or the first year of an increase in the face amount of the Certificate, and $6 per month thereafter.

A supplemental benefits charge is included in the monthly deduction if the Certificate holder has elected to add any riders to the Certificate. The amount of the charge varies depending on the riders selected and is described in each applicable Certificate rider.

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Certificates, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 0.85% of the average daily net asset value of each Division of the Account for the first ten Certificate years and 0% thereafter to cover these risks. Because ILIAC first offered the Certificates for sale in 1997, the planned reduction after the tenth year is not yet in effect for any outstanding Certificate.

TRANSFER AND PARTIAL SURRENDER CHARGES

ILIAC reserves the right to charge an administrative fee of $25 for each transfer between Divisions in excess of 12 transfers per year. For partial surrenders, ILIAC reserves the right to charge an administrative fee of $25 or, if less, 2% of the surrender amount.

SALES CHARGES

An 8% premium load is deducted from the premium before the premium is allocated to the Certificate's Division.

PREMIUM TAXES

Premiums are subject to a charge for premium and other state and local taxes. The amount and timing of the payment by ILIAC depends on the state of residence and currently ranges up to 4.0% of premiums.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING Variable Portfolios, Inc., ING VP Balanced Portfolio, Inc., ING VP Bond Portfolio, ING Variable Funds, ING VP Money Market Portfolio, and ING Generation Portfolios, Inc. The annual fee rate ranged from 0.25% to 0.60% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.60% to 0.80% of the average net assets of each respective Fund.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                   YEAR ENDED DECEMBER 31
                                                               2002                      2001
                                                      ------------------------------------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                      ------------------------------------------------
Fidelity Variable Insurance Products Fund:
   Fidelity(R) VIP Equity-Income                      $  17,431    $   7,157    $  14,656    $   6,982
Fidelity Variable Insurance Products Fund II:
   Fidelity(R) VIP II Contrafund(R)                       9,867        4,856       25,891        3,677
ING Partners, Inc.:
   ING JPMorgan Fleming International                       942        1,329        1,227          376
   ING MFS Capital Opportunities                          6,346        2,891        9,032        2,127
   ING MFS Research                                       1,357          554        2,684          692
   ING Salomon Brothers Aggressive Growth                 3,405        2,124        3,685        1,121
   ING T. Rowe Price Growth Equity                        3,446        1,411        6,314          981
ING Variable Portfolios, Inc.:
   ING VP Balanced                                       17,211        6,997       18,832        5,515
   ING VP Bond                                           13,151        2,805        8,022        2,402
   ING VP Growth and Income                              44,152       13,826       50,047       21,882
   ING VP Index Plus LargeCap                            38,163       13,791       50,128       15,313
   ING VP Money Market                                    1,132          894        1,619          629
   ING VP Strategic Allocation Balanced                   2,535          395          105           54
   ING VP Strategic Allocation Income                     2,180        2,711        2,747        1,107
Janus Aspen Series:
   Janus Aspen Aggressive Growth                         15,998        6,940       18,862        5,152
   Janus Aspen Balanced                                  22,335        7,816       22,888        7,657
   Janus Aspen Growth                                    14,095        6,329       15,723        4,698
   Janus Aspen Worldwide Growth                          20,458        7,528       25,574        7,839
Oppenheimer Variable Account Funds:
   Oppenheimer Global Securities                          3,525        2,049        2,927        1,140
   Oppenheimer Strategic Bond                             1,825          667        1,631          535

6. CHANGES IN UNITS

The net changes in units outstanding follow:

                                                             YEAR ENDED DECEMBER 31,
                                                            2002                 2001
                                                      -------------------------------------
                                                      NET UNITS ISSUED     NET UNITS ISSUED
                                                         (REDEEMED)           (REDEEMED)
                                                      -------------------------------------
Fidelity Variable Insurance Products Fund:
   Fidelity(R) VIP Equity-Income                             733                1,071
Fidelity Variable Insurance Products Fund II:
   Fidelity(R) VIP II Contrafund(R)                          341                  866
ING Partners, Inc.:
   ING JPMorgan Fleming International                        (45)                  55
   ING MFS Capital Opportunities                             358                  384
   ING MFS Research                                           86                  125
   ING Salomon Brothers Aggressive Growth                    132                  205
   ING T. Rowe Price Growth Equity                           203                  467
ING Variable Portfolios, Inc.:
   ING VP Balanced                                           781                  795
   ING VP Bond                                               709                  388
   ING VP Growth and Income                                3,081                2,373
   ING VP Index Plus LargeCap                              1,925                1,922
   ING VP Money Market                                         4                   60
   ING VP Strategic Allocation Balanced                      174                    4
   ING VP Strategic Allocation Income                        (43)                 118
Janus Aspen Series:
   Janus Aspen Aggressive Growth                             808                  847
   Janus Aspen Balanced                                      812                  834
   Janus Aspen Growth                                        681                  718
   Janus Aspen Worldwide Growth                              998                1,102
Oppenheimer Variable Account Funds:
   Oppenheimer Global Securities                             106                  113
   Oppenheimer Strategic Bond                                 88                   96

7. FINANCIAL HIGHLIGHTS

A summary of accumulation unit values and accumulation units outstanding for variable life Certificates, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                              UNIT FAIR      NET       INVESTMENT     EXPENSE
                   DIVISION                         UNITS       VALUE       ASSETS    INCOME RATIO     RATIO     TOTAL RETURN
-----------------------------------------------   ---------   ---------   ---------   ------------   ---------   ------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
Fidelity(R) VIP Equity-Income
    2002                                             3,617    $   11.46   $  41,454       1.55%        0.85%        -17.65%
    2001                                             2,884    $   13.92      40,141       3.76%        0.85%        -20.54%
    2000                                             1,813    $   17.52      31,756           *            *              *

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity(R) VIP II Contrafund(R)
    2002                                             2,605    $   13.70      35,683       0.80%        0.85%        -10.12%
    2001                                             2,263    $   15.24      34,494       3.78%        0.85%          3.19%
    2000                                             1,397    $   14.77      20,635           *            *              *

ING PARTNERS, INC.:
ING JPMorgan Fleming International
    2002                                                69    $    9.21         633       0.73%        0.85%        -18.77%
    2001                                               114    $   11.34       1,292      20.02%        0.85%        -27.55%
    2000                                                59    $   15.65         916           *            *              *

ING MFS Capital Opportunities
    2002                                             1,306    $    8.14      10,633          -         0.85%        -30.75%
    2001                                               948    $   11.75      11,149      20.05%        0.85%        -25.40%
    2000                                               564    $   15.75       8,891           *            *              *

                                                              UNIT FAIR      NET       INVESTMENT     EXPENSE
                   DIVISION                         UNITS       VALUE       ASSETS    INCOME RATIO     RATIO     TOTAL RETURN
-----------------------------------------------   ---------   ---------   ---------   ------------   ---------   ------------
ING PARTNERS, INC. (CONTINUED):
ING MFS Research
    2002                                               279    $    8.43   $   2,350       0.22%        0.85%        -25.53%
    2001                                               193    $   11.33       2,187      27.66%        0.85%        -21.56%
    2000                                                68    $   14.44         987           *            *              *

ING Salomon Brothers Aggressive Growth
    2002                                               500    $    7.23       3,612          -         0.85%        -35.85%
    2001                                               368    $   11.28       4,151       6.70%        0.85%        -25.85%
    2000                                               163    $   15.21       2,475           *            *              *

ING T. Rowe Price Growth Equity
    2002                                               762    $    9.40       7,167       0.20%        0.85%        -23.94%
    2001                                               560    $   12.37       6,918       6.87%        0.85%        -10.98%
    2000                                                93    $   13.89       1,290           *            *              *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Balanced
    2002                                             3,763    $   12.68      47,716       0.99%        0.85%       -11.028%
    2001                                             2,982    $   14.26      42,523       6.05%        0.85%         -5.02%
    2000                                             2,187    $   15.01      32,835           *            *              *

ING VP Bond
    2002                                             1,738    $   14.18      24,649       3.89%        0.85%          7.42%
    2001                                             1,029    $   13.20      13,586       7.01%        0.85%          7.82%
    2000                                               641    $   12.24       7,850           *            *              *

                                                              UNIT FAIR      NET       INVESTMENT     EXPENSE
                   DIVISION                         UNITS       VALUE       ASSETS    INCOME RATIO     RATIO     TOTAL RETURN
-----------------------------------------------   ---------   ---------   ---------   ------------   ---------   ------------
ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
ING VP Growth and Income
    2002                                             9,215    $    8.42   $  77,591      1.15%         0.85%        -25.63%
    2001                                             6,134    $   11.39      69,488      0.81%         0.85%        -19.10%
    2000                                             3,762    $   14.00      52,669          *             *              *

ING VP Index Plus LargeCap
    2002                                            10,098    $   11.69     118,045      0.23%         0.85%        -22.19%
    2001                                             8,173    $   15.03     122,835      4.23%         0.85%        -14.35%
    2000                                             6,251    $   17.55     109,696          *             *              *

ING VP Money Market
    2002                                               518    $   12.38       6,414      3.82%         0.85%          0.76%
    2001                                               514    $   12.29       6,316      5.32%         0.85%          3.06%
    2000                                               454    $   11.92       5,409          *             *              *

ING VP Strategic Allocation Balanced
    2002                                               181    $   10.82       1,955      4.61%         0.85%        -10.30%
    2001                                                 7    $   12.06          86      3.17%         0.85%         -7.79%
    2000                                                 3    $   13.08          40          *             *              *

ING VP Strategic Allocation Income
    2002                                               319    $   12.06       3,848      2.67%         0.85%         -5.16%
    2001                                               363    $   12.72       4,609      4.42%         0.85%         -3.20%
    2000                                               245    $   13.14       3,214          *             *              *

                                                              UNIT FAIR      NET       INVESTMENT     EXPENSE
                   DIVISION                         UNITS       VALUE       ASSETS    INCOME RATIO     RATIO     TOTAL RETURN
-----------------------------------------------   ---------   ---------   ---------   ------------   ---------   ------------
JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth
    2002                                             2,767    $   10.05   $  27,809         -          0.85%        -28.55%
    2001                                             1,959    $   14.07      27,556         -          0.85%        -39.97%
    2000                                             1,112    $   23.43      26,046          *             *              *

Janus Aspen Balanced
    2002                                             3,089    $   16.23      50,138      2.67%         0.85%         -7.24%
    2001                                             2,277    $   17.50      39,841      2.88%         0.85%         -5.51%
    2000                                             1,443    $   18.52      26,728          *             *              *

Janus Aspen Growth
    2002                                             3,134    $   10.12      31,721         -          0.85%        -27.13%
    2001                                             2,454    $   13.89      34,073      0.26%         0.85%        -25.38%
    2000                                             1,735    $   18.61      32,292          *             *              *

Janus Aspen Worldwide Growth
    2002                                             4,307    $   11.20      48,239      0.98%         0.85%        -26.13%
    2001                                             3,309    $   15.17      50,193      0.51%         0.85%        -23.10%
    2000                                             2,208    $   19.72      43,537          *             *              *

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global Securities
    2002                                               251    $   11.95       2,998      0.50%         0.85%        -22.79%
    2001                                               145    $   15.48       2,250      7.58%         0.85%        -12.79%
    2000                                                32    $   17.75         575          *             *              *

                                                              UNIT FAIR      NET       INVESTMENT     EXPENSE
                   DIVISION                         UNITS       VALUE       ASSETS    INCOME RATIO     RATIO     TOTAL RETURN
-----------------------------------------------   ---------   ---------   ---------   ------------   ---------   ------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED):
Oppenheimer Strategic Bond
    2002                                             316      $   11.54   $   3,641      6.88%         0.85%        6.53%
    2001                                             228      $   10.83       2,464      5.26%         0.85%        3.96%
    2000                                             132      $   10.42       1,375          *             *            *

* Not provided for 2000.

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